Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - Fair value hedging - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	$ 22,447	$ 14,784
Hedged liability, fair value hedge, cumulative increase (decrease)	183	783
Hedged liability, discontinued fair value hedge, cumulative decrease	72	118
Securities available-for-sale
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	24,400	17,536
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	590	1,428
Hedge accounting basis adjustment increase (decrease), discontinued hedges	165	177
Not designated as hedging | Securities available-for-sale | Foreign exchange contracts
Derivative [Line Items]
Hedged financial instruments, carrying amount	$ 141	$ 148